Columbia Variable Portfolio – Income Opportunities Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	159
Ziff Davis Holdings, Inc.(a),(b),(c)	553	5
Total		164
Total Communication Services		164
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	216	21,732
Total Consumer Discretionary		21,732
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	7,994
Total Industrials		7,994
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,986)		29,890

Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.5%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	2,657,608	2,591,168
Total Convertible Bonds (Cost $2,579,188)			2,591,168

Corporate Bonds & Notes 94.9%

Aerospace & Defense 2.5%
Allegheny Technologies, Inc.
10/01/2029	4.875%	819,000	804,959
10/01/2031	5.125%	1,085,000	1,068,039
Axon Enterprise, Inc.(d)
03/15/2030	6.125%	247,000	253,926
Bombardier, Inc.(d)
04/15/2027	7.875%	21,000	21,084
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	482,000	507,826
11/15/2030	9.750%	474,000	521,326
TransDigm, Inc.(d)
03/01/2029	6.375%	1,538,000	1,573,182
03/01/2032	6.625%	3,299,000	3,398,587
01/15/2033	6.000%	1,306,000	1,320,484
05/31/2033	6.375%	2,030,000	2,058,477
01/31/2034	6.250%	262,000	269,673
01/31/2034	6.750%	1,296,000	1,340,109
Total			13,137,672
Airlines 0.7%
American Airlines, Inc.(d)
05/15/2029	8.500%	1,431,000	1,492,803
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2029	5.750%	2,320,138	2,329,439
Total			3,822,242
Automotive 2.9%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	50,000	50,020
10/01/2029	5.000%	845,000	802,861
American Axle & Manufacturing, Inc.(d),(e)
10/15/2032	6.375%	593,000	591,985
10/15/2033	7.750%	1,614,000	1,626,685
Clarios Global LP/US Finance Co.(d)
02/15/2030	6.750%	1,077,000	1,113,449
09/15/2032	6.750%	1,050,000	1,073,167
Forvia SE(d)
09/15/2033	6.750%	699,000	708,735
IHO Verwaltungs GmbH(d),(f)
11/15/2030	7.750%	607,000	637,292
11/15/2032	8.000%	1,587,000	1,669,437
Nissan Motor Acceptance Co. LLC(d)
09/30/2030	6.125%	556,000	556,263
Nissan Motor Co., Ltd.(d)
07/17/2032	7.750%	471,000	498,432
07/17/2035	8.125%	1,377,000	1,477,303
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	1,045,000	1,034,836
03/24/2031	7.500%	841,000	834,771
04/23/2032	6.875%	2,456,000	2,353,027
Total			15,028,263

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
Ally Financial, Inc.(g)
Subordinated
01/17/2040	6.646%	517,000	516,873
Brokerage/Asset Managers/Exchanges 1.4%
AG Issuer LLC(d)
03/01/2028	6.250%	1,027,000	1,029,063
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	3,022,000	3,297,079
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,033,000	1,058,526
Osaic Holdings, Inc.(d)
08/01/2032	6.750%	1,010,000	1,041,913
08/01/2033	8.000%	841,000	871,940
Total			7,298,521
Building Materials 1.6%
American Builders & Contractors Supply Co., Inc.(d)
11/15/2029	3.875%	854,000	809,842
LBM Acquisition LLC(d)
06/15/2031	9.500%	1,191,000	1,255,858
Quikrete Holdings, Inc.(d)
03/01/2032	6.375%	1,882,000	1,949,925
03/01/2033	6.750%	995,000	1,034,021
QXO Building Products, Inc.(d)
04/30/2032	6.750%	1,102,000	1,144,231
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	346,000	355,232
08/01/2033	6.250%	618,000	626,587
Standard Industries, Inc.(d)
01/15/2028	4.750%	533,000	528,615
White Cap Buyer LLC(d)
10/15/2028	6.875%	471,000	470,996
Total			8,175,307
Cable and Satellite 4.9%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	787,000	782,079
06/01/2029	5.375%	1,055,000	1,048,132
03/01/2030	4.750%	4,190,000	4,020,934
08/15/2030	4.500%	3,366,000	3,179,275
02/01/2032	4.750%	2,012,000	1,861,011
01/15/2034	4.250%	1,417,000	1,225,318
DISH Network Corp.(d)
11/15/2027	11.750%	2,722,000	2,881,067
EchoStar Corp.
11/30/2029	10.750%	2,218,075	2,440,468
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EchoStar Corp.(f)
11/30/2030	6.750%	1,131,580	1,166,313
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	333,699
08/01/2027	5.000%	1,057,000	1,052,045
07/01/2030	4.125%	1,131,000	1,060,837
Virgin Media Finance PLC(d)
07/15/2030	5.000%	1,185,000	1,099,991
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	169,852
VZ Secured Financing BV(d)
01/15/2032	5.000%	2,677,000	2,422,325
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	870,000	789,448
Total			25,532,794
Chemicals 5.3%
Ashland LLC(d)
09/01/2031	3.375%	1,757,000	1,557,737
Avient Corp.(d)
11/01/2031	6.250%	56,000	56,864
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	486,000	509,292
Celanese US Holdings LLC
04/15/2030	6.500%	305,000	307,044
07/15/2032	6.879%	361,000	369,344
04/15/2033	6.750%	1,731,000	1,723,276
11/15/2033	7.200%	799,000	830,438
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	320,000	325,852
Element Solutions, Inc.(d)
09/01/2028	3.875%	1,091,000	1,058,804
HB Fuller Co.
10/15/2028	4.250%	109,000	105,984
Herens Holdco Sarl(d)
05/15/2028	4.750%	413,000	361,038
INEOS Finance PLC(d)
04/15/2029	7.500%	1,752,000	1,716,701
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	2,296,000	2,282,503
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	342,000	337,408
Inversion Escrow Issuer LLC(d)
08/01/2032	6.750%	1,566,000	1,543,625
Methanex US Operations, Inc.(d)
03/15/2032	6.250%	792,000	805,841
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,396,000	1,342,543
11/15/2028	9.750%	1,708,000	1,792,174
06/15/2031	7.250%	1,782,000	1,806,884
Olympus Water US Holding Corp.(d),(e)
02/15/2033	7.250%	1,025,000	1,025,594
Qnity Electronics, Inc.(d)
08/15/2032	5.750%	576,000	581,003
08/15/2033	6.250%	461,000	471,271
Tronox, Inc.(d)
03/15/2029	4.625%	1,032,000	673,733
09/30/2030	9.125%	964,000	944,459
WR Grace Holdings LLC(d)
06/15/2027	4.875%	867,000	861,824
08/15/2029	5.625%	891,000	828,941
03/01/2031	7.375%	1,787,000	1,821,111
08/15/2032	6.625%	2,055,000	2,032,117
Total			28,073,405
Construction Machinery 1.3%
Herc Holdings, Inc.(d)
06/15/2029	6.625%	250,000	256,897
06/15/2030	7.000%	870,000	903,777
06/15/2033	7.250%	2,794,000	2,919,210
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	759,000	776,345
03/15/2031	7.750%	1,967,000	2,058,617
Total			6,914,846
Consumer Cyclical Services 0.9%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	2,125,000	2,082,427
Match Group Holdings II LLC(d)
10/01/2031	3.625%	572,000	518,534
Match Group, Inc.(d)
06/01/2028	4.625%	342,000	336,084
02/15/2029	5.625%	1,568,000	1,564,032
Total			4,501,077
Consumer Products 1.7%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d)
10/15/2029	9.500%	1,870,000	1,473,332
Newell Brands, Inc.(d)
06/01/2028	8.500%	519,000	550,370
Newell Brands, Inc.
05/15/2030	6.375%	1,030,000	1,020,818
05/15/2032	6.625%	1,223,000	1,206,913
Opal Bidco SAS(d)
03/31/2032	6.500%	973,000	996,684
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Brands, Inc.(d)
01/15/2028	5.125%	802,000	795,444
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	586,000	540,158
02/01/2032	4.375%	1,451,000	1,339,282
Whirlpool Corp.
06/15/2030	6.125%	202,000	203,754
06/15/2033	6.500%	770,000	768,584
Total			8,895,339
Diversified Manufacturing 2.2%
Amsted Industries, Inc.(d)
03/15/2033	6.375%	254,000	260,931
Chart Industries, Inc.(d)
01/01/2030	7.500%	737,000	767,969
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	2,029,000	2,087,382
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	753,000	782,546
Esab Corp.(d)
04/15/2029	6.250%	500,000	513,853
Gates Corp. (The)(d)
07/01/2029	6.875%	748,000	776,038
Resideo Funding, Inc.(d)
09/01/2029	4.000%	810,000	773,429
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,840,000	1,835,497
Wesco Distribution, Inc.(d)
03/15/2033	6.375%	530,000	549,352
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	503,000	509,893
03/15/2029	6.375%	1,274,000	1,311,821
03/15/2032	6.625%	1,516,000	1,577,268
Total			11,745,979
Electric 5.6%
Alpha Generation LLC(d)
10/15/2032	6.750%	641,000	662,317
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	527,000	514,900
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	1,049,000	1,074,781
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	964,000	952,039
02/15/2031	3.750%	1,399,000	1,284,308
01/15/2032	3.750%	1,140,000	1,025,273

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	843,000	794,819
Long Ridge Energy LLC(d)
02/15/2032	8.750%	1,148,000	1,180,023
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	1,923,000	1,895,024
09/15/2027	4.500%	464,000	455,222
01/15/2029	7.250%	819,000	840,502
NRG Energy, Inc.(d)
06/15/2029	5.250%	1,619,000	1,614,962
07/15/2029	5.750%	29,000	29,036
02/15/2031	3.625%	1,449,000	1,339,464
02/01/2033	6.000%	164,000	166,474
11/01/2034	6.250%	1,051,000	1,077,742
NRG Energy, Inc.(d),(e)
01/15/2034	5.750%	859,000	858,065
01/15/2036	6.000%	859,000	859,383
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	193,000	188,381
PG&E Corp.
07/01/2028	5.000%	141,000	139,679
PG&E Corp.(g)
03/15/2055	7.375%	660,000	679,410
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,678,000	2,662,254
01/15/2030	4.750%	1,667,000	1,611,219
Vistra Operations Co. LLC(d)
02/15/2027	5.625%	585,000	585,219
07/31/2027	5.000%	154,000	153,809
10/15/2031	7.750%	1,724,000	1,826,593
04/15/2032	6.875%	2,524,000	2,640,656
XPLR Infrastructure Operating Partners LP(d)
01/15/2031	8.375%	814,000	853,505
03/15/2033	8.625%	1,551,000	1,627,303
Total			29,592,362
Environmental 0.5%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	56,000	57,342
GFL Environmental, Inc.(d)
08/01/2028	4.000%	410,000	400,304
01/15/2031	6.750%	763,000	798,687
Waste Pro USA, Inc.(d)
02/01/2033	7.000%	1,270,000	1,319,126
Total			2,575,459
Finance Companies 5.2%
CrossCountry Intermediate HoldCo LLC(d)
10/01/2030	6.500%	589,000	590,867
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GGAM Finance Ltd.(d)
04/15/2029	6.875%	770,000	799,430
03/15/2030	5.875%	1,584,000	1,608,930
goeasy Ltd.(d)
12/01/2028	9.250%	79,000	82,535
07/01/2029	7.625%	685,000	694,799
05/15/2030	6.875%	165,000	164,133
10/01/2030	7.375%	165,000	166,449
Navient Corp.
03/15/2029	5.500%	1,362,000	1,335,578
03/15/2031	11.500%	437,000	493,177
08/01/2033	5.625%	2,281,000	2,081,954
OneMain Finance Corp.
05/15/2029	6.625%	1,843,000	1,896,683
03/15/2030	7.875%	1,195,000	1,264,049
09/15/2030	4.000%	301,000	279,808
05/15/2031	7.500%	1,517,000	1,587,133
11/15/2031	7.125%	107,000	111,068
09/15/2032	7.125%	155,000	160,214
03/15/2033	6.500%	1,422,000	1,424,218
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	2,389,000	2,527,090
Rocket Cos, Inc.(d)
08/01/2030	6.125%	509,000	522,540
08/01/2033	6.375%	649,000	670,423
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2031	3.875%	2,007,000	1,875,042
10/15/2033	4.000%	1,733,000	1,583,281
Springleaf Finance Corp.
11/15/2029	5.375%	33,000	32,670
United Wholesale Mortgage LLC(d)
11/15/2025	5.500%	490,000	490,051
06/15/2027	5.750%	777,000	776,291
04/15/2029	5.500%	1,355,000	1,338,637
UWM Holdings LLC(d)
02/01/2030	6.625%	1,259,000	1,280,794
03/15/2031	6.250%	1,577,000	1,569,768
Total			27,407,612
Food and Beverage 1.7%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	797,000	795,102
06/15/2030	6.000%	1,547,000	1,564,823
Performance Food Group, Inc.(d)
09/15/2032	6.125%	538,000	551,370
Post Holdings, Inc.(d)
02/15/2032	6.250%	1,252,000	1,286,903
10/15/2034	6.250%	1,324,000	1,339,356
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	510,000	510,656
04/30/2029	4.375%	554,000	537,160
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	1,089,000	1,045,111
US Foods, Inc.(d)
09/15/2028	6.875%	182,000	187,732
01/15/2032	7.250%	986,000	1,033,343
Total			8,851,556
Gaming 3.1%
Boyd Gaming Corp.(d)
06/15/2031	4.750%	113,000	108,991
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	499,000	513,340
02/15/2032	6.500%	2,293,000	2,338,890
10/15/2032	6.000%	525,000	516,999
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	790,000	790,000
Churchill Downs, Inc.(d)
05/01/2031	6.750%	999,000	1,025,199
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	731,000	760,852
10/01/2033	6.250%	1,067,000	1,068,677
MGM Resorts International
04/15/2032	6.500%	778,000	792,878
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	534,000	519,513
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	1,955,000	1,832,798
Rivers Enterprise Borrower LLC/Finance Corp.(d)
02/01/2033	6.625%	1,673,000	1,703,926
Rivers Enterprise Lender LLC/Corp.(d),(e)
10/15/2030	6.250%	771,000	778,122
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,519,000	2,340,336
Voyager Parent LLC(d)
07/01/2032	9.250%	976,000	1,032,122
Total			16,122,643
Health Care 5.5%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	76,000	75,384
04/15/2029	5.000%	1,698,000	1,666,426
03/15/2033	7.375%	852,000	885,324
Avantor Funding, Inc.(d)
07/15/2028	4.625%	78,000	76,740
11/01/2029	3.875%	1,985,000	1,888,722
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,000,000	1,043,575
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	245,687
03/15/2029	3.750%	1,131,000	1,072,163
03/15/2031	4.000%	555,000	516,726
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	1,635,000	1,479,724
02/15/2031	4.750%	212,000	183,202
01/15/2032	10.875%	572,000	606,054
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,250,000	1,299,389
DaVita, Inc.(d)
06/01/2030	4.625%	651,000	623,568
07/15/2033	6.750%	745,000	768,137
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	288,001
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	196,812
IQVIA, Inc.(d)
05/15/2027	5.000%	526,000	524,821
05/15/2030	6.500%	511,000	528,424
06/01/2032	6.250%	1,202,000	1,239,128
LifePoint Health, Inc.(d)
10/15/2030	11.000%	359,000	395,741
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	1,284,000	1,317,869
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	2,632,000	2,610,167
Select Medical Corp.(d)
12/01/2032	6.250%	1,384,000	1,384,609
Star Parent, Inc.(d)
10/01/2030	9.000%	2,385,000	2,526,136
Teleflex, Inc.(d)
06/01/2028	4.250%	755,000	737,265
Tenet Healthcare Corp.
02/01/2027	6.250%	1,288,000	1,288,381
11/01/2027	5.125%	304,000	303,674
06/15/2028	4.625%	799,000	791,973
06/01/2029	4.250%	839,000	819,250
01/15/2030	4.375%	1,529,000	1,487,514
Total			28,870,586
Independent Energy 4.8%
Baytex Energy Corp.(d)
04/30/2030	8.500%	1,785,000	1,836,707
03/15/2032	7.375%	1,390,000	1,361,730

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Civitas Resources, Inc.(d)
07/01/2028	8.375%	500,000	518,570
11/01/2030	8.625%	1,060,000	1,097,201
07/01/2031	8.750%	870,000	891,615
06/15/2033	9.625%	2,099,000	2,220,498
CNX Resources Corp.(d)
01/15/2029	6.000%	1,055,000	1,057,986
03/01/2032	7.250%	734,000	761,960
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	1,767,000	1,767,630
Comstock Resources, Inc.(d)
03/01/2029	6.750%	155,000	154,694
01/15/2030	5.875%	83,000	79,988
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	1,325,000	1,328,161
02/01/2029	5.750%	509,000	502,391
11/01/2033	8.375%	1,449,000	1,521,042
02/15/2035	7.250%	1,869,000	1,828,825
Matador Resources Co.(d)
04/15/2028	6.875%	1,023,000	1,044,503
04/15/2032	6.500%	518,000	523,938
04/15/2033	6.250%	809,000	814,154
Permian Resources Operating LLC(d)
04/15/2027	8.000%	674,000	685,250
01/15/2032	7.000%	1,497,000	1,555,498
02/01/2033	6.250%	771,000	785,576
SM Energy Co.
01/15/2027	6.625%	284,000	283,990
07/15/2028	6.500%	1,286,000	1,295,238
SM Energy Co.(d)
08/01/2029	6.750%	769,000	773,422
08/01/2032	7.000%	773,000	772,845
Total			25,463,412
Leisure 3.7%
Boyne USA, Inc.(d)
05/15/2029	4.750%	788,000	773,178
Carnival Corp.(d)
03/15/2030	5.750%	1,199,000	1,224,851
08/01/2032	5.750%	2,016,000	2,052,848
02/15/2033	6.125%	1,167,000	1,196,535
Cinemark USA, Inc.(d)
07/15/2028	5.250%	795,000	791,407
08/01/2032	7.000%	746,000	777,201
NCL Corp., Ltd.(d)
01/15/2031	5.875%	1,411,000	1,410,765
02/01/2032	6.750%	1,164,000	1,197,387
09/15/2033	6.250%	862,000	866,480
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	2,551,000	2,551,098
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	1,795,000	1,829,380
Vail Resorts, Inc.(d)
05/15/2032	6.500%	496,000	513,320
Viking Cruises Ltd.(d)
07/15/2031	9.125%	1,656,000	1,778,485
Viking Cruises Ltd.(d),(e)
10/15/2033	5.875%	1,804,000	1,802,388
VOC Escrow Ltd.(d)
02/15/2028	5.000%	799,000	797,069
Total			19,562,392
Lodging 1.0%
Hilton Domestic Operating Co., Inc.(d)
03/15/2033	5.875%	521,000	532,282
09/15/2033	5.750%	550,000	557,767
Hilton Grand Vacations Borrower Escrow LLC(d)
07/01/2031	4.875%	1,145,000	1,066,956
01/15/2032	6.625%	1,738,000	1,764,509
Marriott Ownership Resorts, Inc.(d)
10/01/2033	6.500%	1,569,000	1,563,343
Total			5,484,857
Media and Entertainment 2.9%
Clear Channel Outdoor Holdings, Inc.(d)
04/01/2030	7.875%	1,305,000	1,370,450
02/15/2031	7.125%	938,000	970,800
03/15/2033	7.500%	955,000	999,604
Gray Media, Inc.(d)
07/15/2032	9.625%	510,000	520,766
08/15/2033	7.250%	372,000	368,993
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	973,000	1,010,990
Outfront Media Capital LLC/Corp.(d)
03/15/2030	4.625%	268,000	257,765
02/15/2031	7.375%	702,000	740,924
Roblox Corp.(d)
05/01/2030	3.875%	537,000	512,641
Snap, Inc.(d)
03/01/2033	6.875%	2,470,000	2,527,053
03/15/2034	6.875%	1,350,000	1,368,159
Univision Communications, Inc.(d)
08/15/2028	8.000%	526,000	544,904
06/30/2030	7.375%	1,062,000	1,074,547
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	785,000	719,696
03/15/2042	5.050%	2,303,000	1,837,354
03/15/2052	5.141%	410,000	305,426
Total			15,130,072
Metals and Mining 2.8%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	490,000	514,255
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	781,000	796,454
03/15/2032	7.000%	153,000	154,684
05/01/2033	7.375%	163,000	166,366
Compass Minerals International, Inc.(d)
07/01/2030	8.000%	493,000	515,842
Constellium SE(d)
04/15/2029	3.750%	822,000	781,837
08/15/2032	6.375%	2,341,000	2,392,315
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	277,000	276,274
04/01/2029	6.125%	3,135,000	3,161,962
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	2,915,000	2,749,575
Novelis Corp.(d)
01/30/2030	4.750%	1,103,000	1,064,468
08/15/2031	3.875%	1,187,000	1,081,127
08/15/2033	6.375%	798,000	806,269
Novelis, Inc.(d)
01/30/2030	6.875%	405,000	419,538
Total			14,880,966
Midstream 7.0%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	1,140,000	1,193,862
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,272,000	1,310,554
CNX Midstream Partners LP(d)
04/15/2030	4.750%	2,884,000	2,765,011
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	2,457,000	2,562,840
06/30/2033	7.375%	1,542,000	1,569,509
Hess Midstream Operations LP(d)
03/01/2028	5.875%	372,000	379,092
10/15/2030	5.500%	303,000	305,065
ITT Holdings LLC(d)
08/01/2029	6.500%	169,000	166,145
NuStar Logistics LP
04/28/2027	5.625%	3,087,000	3,109,482
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockies Express Pipeline LLC(d)
03/15/2033	6.750%	414,000	432,216
Sunoco LP(d),(g),(h)
	7.875%	1,563,000	1,590,846
Sunoco LP(d)
05/01/2029	7.000%	1,269,000	1,314,109
05/01/2032	7.250%	1,255,000	1,317,955
07/01/2033	6.250%	1,544,000	1,571,388
TransMontaigne Partners LLC(d)
06/15/2030	8.500%	1,808,000	1,885,323
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	830,000	783,746
11/01/2033	3.875%	2,311,000	2,083,620
Venture Global LNG, Inc.(d),(g),(h)
	9.000%	2,462,000	2,437,557
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	1,554,000	1,713,423
01/15/2030	7.000%	782,000	809,354
02/01/2032	9.875%	463,000	504,152
Venture Global Plaquemines LNG LLC(d)
05/01/2033	7.500%	618,000	682,937
01/15/2034	6.500%	1,407,000	1,483,293
05/01/2035	7.750%	1,178,000	1,329,764
01/15/2036	6.750%	3,127,000	3,324,605
Total			36,625,848
Oil Field Services 2.2%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	769,000	789,367
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	1,252,000	1,298,867
10/01/2033	6.500%	754,000	767,530
10/01/2035	6.750%	444,000	455,849
Nabors Industries, Inc.(d)
05/15/2027	7.375%	599,000	608,210
01/31/2030	9.125%	1,481,000	1,540,643
08/15/2031	8.875%	1,324,000	1,233,302
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,127,277	1,159,869
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	1,820,619	1,867,119
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	699,000	699,276
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	1,270,000	1,311,687
Total			11,731,719

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.4%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	812,000	798,125
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	758,000	775,416
04/15/2030	6.625%	296,000	304,582
Total			1,878,123
Other REIT 1.7%
Ladder Capital Finance Holdings LLLP
08/01/2030	5.500%	775,000	790,242
Ladder Capital Finance Holdings LLLP/Corp.(d)
07/15/2031	7.000%	970,000	1,019,164
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,338,000	1,336,308
05/15/2029	4.875%	825,000	804,149
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	496,000	511,528
02/15/2029	4.500%	545,000	534,353
04/01/2032	6.500%	772,000	794,056
06/15/2033	6.500%	554,000	570,491
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	192,212
09/15/2029	4.000%	859,000	811,122
Service Properties Trust
06/15/2029	8.375%	562,000	570,613
Service Properties Trust(d)
11/15/2031	8.625%	482,000	513,203
XHR LP(d)
05/15/2030	6.625%	757,000	777,740
Total			9,225,181
Packaging 0.8%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	2,236,000	2,068,652
Clydesdale Acquisition Holdings, Inc.(d)
04/15/2030	8.750%	1,604,000	1,647,767
04/15/2032	6.750%	497,000	510,479
Total			4,226,898
Pharmaceuticals 1.6%
1261229 BC Ltd.(d)
04/15/2032	10.000%	2,339,000	2,402,038
Bausch Health Companies, Inc.(d)
06/01/2028	4.875%	1,471,000	1,317,557
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	2,301,000	2,234,260
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jazz Securities DAC(d)
01/15/2029	4.375%	796,000	776,127
Organon Finance 1 LLC(d)
04/30/2028	4.125%	890,000	859,921
04/30/2031	5.125%	869,000	760,346
Total			8,350,249
Property & Casualty 3.2%
Acrisure LLC/Finance, Inc.(d)
02/01/2029	8.250%	245,000	255,751
08/01/2029	6.000%	230,000	227,818
11/06/2030	7.500%	995,000	1,036,999
07/01/2032	6.750%	508,000	523,577
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,356,608
04/15/2028	6.750%	2,852,000	2,899,528
01/15/2031	7.000%	141,000	145,726
10/01/2031	6.500%	1,304,000	1,335,498
AmWINS Group, Inc.(d)
02/15/2029	6.375%	494,000	503,738
Ardonagh Finco Ltd.(d)
02/15/2031	7.750%	1,342,000	1,404,158
Ardonagh Group Finance Ltd.(d)
02/15/2032	8.875%	1,082,000	1,138,572
HUB International Ltd.(d)
01/31/2032	7.375%	1,001,000	1,044,700
HUB International, Ltd.(d)
06/15/2030	7.250%	2,963,000	3,090,958
Lumbermens Mutual Casualty Co.(d),(i)
12/01/2097	0.000%	30,000	30
Lumbermens Mutual Casualty Co.(i)
Subordinated
07/01/2026	0.000%	645,000	645
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	1,197,000	1,244,986
Ryan Specialty LLC(d)
08/01/2032	5.875%	516,000	522,111
Total			16,731,403
Railroads 0.9%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	1,825,000	1,856,230
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	2,637,000	2,729,812
Total			4,586,042
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,012,000	1,036,622
09/15/2029	5.625%	1,043,000	1,057,370
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2029	4.625%	827,000	786,514
Yum! Brands, Inc.
04/01/2032	5.375%	1,329,000	1,334,155
Total			4,214,661
Retailers 1.6%
Advance Auto Parts, Inc.(d)
08/01/2030	7.000%	453,000	466,561
08/01/2033	7.375%	461,000	475,443
Asbury Automotive Group, Inc.(d)
02/15/2032	5.000%	849,000	815,446
Beach Acquisition Bidco LLC(d),(f)
07/15/2033	10.000%	1,004,000	1,084,481
Belron UK Finance PLC(d)
10/15/2029	5.750%	532,000	538,869
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	552,000	536,386
01/15/2030	6.375%	512,000	523,889
Hanesbrands, Inc.(d)
02/15/2031	9.000%	586,000	620,690
L Brands, Inc.
06/15/2029	7.500%	80,000	82,152
L Brands, Inc.(d)
10/01/2030	6.625%	971,000	993,165
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	528,000	517,335
08/01/2031	8.250%	735,000	777,045
Lithia Motors, Inc.(d)
01/15/2031	4.375%	847,000	803,996
Total			8,235,458
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	850,000	808,087
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
01/15/2027	4.625%	794,000	789,741
Total			1,597,828
Technology 9.6%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	1,765,000	1,833,806
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Block, Inc.(d)
08/15/2030	5.625%	746,000	755,624
08/15/2033	6.000%	584,000	598,286
Block, Inc.
06/01/2031	3.500%	175,000	162,898
05/15/2032	6.500%	1,734,000	1,795,654
CACI International, Inc.(d)
06/15/2033	6.375%	1,030,000	1,063,613
Camelot Finance SA(d)
11/01/2026	4.500%	62,000	61,655
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	307,000	271,011
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	310,000	268,334
Clarivate Science Holdings Corp.(d)
07/01/2029	4.875%	2,263,000	2,138,534
Cloud Software Group, Inc,(d)
08/15/2033	6.625%	254,000	258,752
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,034,000	2,107,794
06/30/2032	8.250%	963,000	1,022,143
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,135,000	1,125,465
06/15/2030	5.950%	2,275,000	2,307,194
Fair Isaac Corp.(d)
05/15/2033	6.000%	847,000	860,690
Gen Digital, Inc.(d)
04/01/2033	6.250%	864,000	885,014
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	1,902,000	2,018,148
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,213,000	2,147,858
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	1,409,000	1,361,242
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(d)
05/01/2029	8.750%	1,798,000	1,862,985
ION Platform Finance US, Inc.(d),(e)
09/30/2032	7.875%	1,679,000	1,667,969
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	853,000	835,672
05/30/2029	9.500%	1,759,000	1,855,719
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	435,000	419,143
Iron Mountain, Inc.(d)
09/15/2027	4.875%	268,000	266,773
01/15/2033	6.250%	550,000	561,137

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	2,380,000	2,576,893
NCR Corp.(d)
10/01/2028	5.000%	1,083,000	1,066,859
04/15/2029	5.125%	1,093,000	1,077,862
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	1,968,000	1,932,018
Picard Midco, Inc.(d)
03/31/2029	6.500%	3,274,000	3,305,182
Science Applications International Corp.(d)
11/01/2033	5.875%	746,000	746,257
Seagate Data Storage Technology Pte Ltd.(d)
12/15/2029	8.250%	714,000	756,296
07/15/2031	8.500%	234,000	248,239
Sensata Technologies BV(d)
09/01/2030	5.875%	270,000	271,971
Shift4 Payments LLC/Finance Sub, Inc.(d)
08/15/2032	6.750%	2,522,000	2,606,750
Synaptics, Inc.(d)
06/15/2029	4.000%	1,134,000	1,085,772
UKG, Inc.(d)
02/01/2031	6.875%	972,000	1,003,177
WEX, Inc.(d)
03/15/2033	6.500%	1,031,000	1,053,991
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	2,169,000	2,054,378
Total			50,298,758
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	1,274,000	1,316,677
06/15/2032	8.375%	1,074,000	1,125,199
Total			2,441,876
Wireless 0.7%
SBA Communications Corp.
02/15/2027	3.875%	656,000	645,994
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	1,123,000	1,040,762
07/15/2031	4.750%	1,121,000	1,054,117
04/15/2032	7.750%	1,031,000	1,085,123
Total			3,825,996
Wirelines 1.3%
Fibercop SpA(d)
07/18/2036	7.200%	170,000	172,240
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Holdings LLC(d)
03/15/2031	8.625%	945,000	998,037
Iliad Holding SAS(d)
10/15/2028	7.000%	1,594,000	1,622,110
Iliad Holding SASU(d)
04/15/2031	8.500%	476,000	509,575
04/15/2032	7.000%	784,000	800,189
Optics Bidco SpA(d)
06/04/2038	7.721%	585,000	593,923
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	1,296,000	1,343,531
Windstream Services LLC(d),(e)
10/15/2033	7.500%	660,000	659,841
Total			6,699,446
Total Corporate Bonds & Notes (Cost $491,996,648)			498,253,721

Exchange-Traded Fixed Income Funds 1.3%
	Shares	Value ($)
High Yield 1.3%
Columbia Short Duration High Yield ETF(j)	345,000	7,034,550
Total Exchange-Traded Fixed Income Funds (Cost $6,944,050)		7,034,550

Foreign Government Obligations(k) 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.5%
NOVA Chemicals Corp.(d)
11/15/2028	8.500%	486,000	509,567
02/15/2030	9.000%	1,254,000	1,345,434
12/01/2031	7.000%	498,000	524,517
Total			2,379,518
Total Foreign Government Obligations (Cost $2,353,009)			2,379,518

Senior Loans 1.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(l),(m)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.575%	548,625	550,683
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
CP Atlas Buyer, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	9.413%	915,772	895,167
Chemicals 0.4%
Ineos Quattro Holdings UK Ltd.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.513%	548,607	494,202
Ineos US Finance LLC(l),(m)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.413%	1,606,832	1,450,166
Total			1,944,368
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(l),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.513%	1,056,680	1,057,176
Property & Casualty 0.4%
Broadstreet Partners, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/13/2031	6.913%	1,909,233	1,910,741
Retailers 0.0%
Hanesbrands, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	6.913%	223,900	224,460
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.4%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.163%	776,946	775,812
ION Trading Finance Ltd.(l),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 04/01/2028	7.502%	331,768	331,562
McAfee Corp.(l),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.223%	1,372,293	1,308,399
Total			2,415,773
Total Senior Loans (Cost $9,098,934)			8,998,368

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(j),(o)	6,273,539	6,271,657
Total Money Market Funds (Cost $6,271,620)		6,271,657
Total Investments in Securities (Cost: $519,575,435)		525,558,872
Other Assets & Liabilities, Net		(517,584)
Net Assets		525,041,288
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the total value of these securities amounted to $5, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $457,357,153, which represents 87.11% of total net assets.

(e)	Represents a security purchased on a when-issued basis.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(h)	Perpetual security with no specified maturity date.
(i)	Represents a security in default.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short Duration High Yield ETF
	—	6,944,050	—	90,500	7,034,550	—	106,385	345,000
Columbia Short-Term Cash Fund, 4.265%
	5,623,862	101,506,276	(100,858,518)	37	6,271,657	(1,673)	214,319	6,273,539
Total	5,623,862			90,537	13,306,207	(1,673)	320,704

(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)
The stated interest rate represents the weighted average interest rate at September 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of September 30, 2025.
(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7011_12_D01_(11/25)